Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
CIK	dei_EntityCentralIndexKey	0000865733
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 31, 2019
Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2019
Prospectus Date	rr_ProspectusDate	Jan. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A